[LOGO]
[THE HARTFORD]

May 5, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life and Annuity Insurance Company
Separate Account Ten (“Registrant”)
Putnam Hartford Capital Manager Series V
File No. 33-73572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 1, 2009

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8063.

Very truly yours,

/s/ Kathleen M. Arsenault

Kathleen M. Arsenault
Senior Paralegal